Related Party Transactions (Details Narrative) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Due to related party	$ 1,528	$ 1,499
Greenpro Financial Consulting Ltd [Member]
Due to related party	$ 30,000	$ 30,000